Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [Abstract]
Related party transactions
13.	Related party transactions

Due to related party

Due to a related party consists of the following:

		As of December 31,
Name	Related party relationship	2022	2023
		USD	USD
Qiaoling Lu	CEO and controlling shareholder of the Company	$4,709	$344,235
Total due to a related party		$4,709	$344,235

As of December 31, 2023 and 2022, the balance due to a related party in the amount of $ 344,235 and $ 4,709, respectively, was loan advance from the Company’s controlling shareholder and was used as working capital during the Company’s normal course of business.